Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Lease Commitments - Future Minimum Payments [Abstract]
2015	$ 40,884
2016	30,314
2017	30,237
2018	28,333
2019	16,456
Thereafter	186,903
Total minimum annual payments under all noncancelable operating leases	$ 333,127